Schedule H, Line 4i - Schedule of Assets (Held at End of Year) (Details) - EBP 003 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number	13-1815595
EBP, Plan Number	003
Notes receivable from participants	$ 12,373	$ 12,401
Investments not in the Master Trust	534,151	$ 687,500
Investment, Identifier [Axis]: Cash Reserve Funds | Fund D
EBP, Schedule of Asset Held for Investment [Line Items]
Investments not in the Master Trust	441
Par or maturity value	441
Cost	$ 441
Investment, Identifier [Axis]: Colgate-Palmolive Co. Common Stock | Fund D
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares	6,754,113
Investments not in the Master Trust	$ 533,710
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	3.30%	3.30%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.30%	9.30%